Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Dec. 15, 2015	Jun. 30, 2015	Jun. 30, 2014
C000018478
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 19,065	$ 17,750	$ 16,395	$ 16,996	$ 12,580	$ 14,177	$ 12,926	$ 12,350	$ 11,090		$ 9,989	$ 10,000
C000117698
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 15,826	12,914	11,044	13,460	9,581	10,583	10,513	10,258	8,771		9,674	10,000
C000163395
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,827	17,078	15,894	16,369	12,117	12,879	11,813	11,841	10,688	$ 10,000
C000079419
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 14,869	14,108	13,572	14,492	8,525	10,005	10,238	9,535	7,892		9,412	10,000
C000018479
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,685	16,588	15,436	16,128	12,022	13,651	12,538	12,099	10,925		9,907	10,000
C000079421
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,795	13,204	12,785	13,763	8,164	9,641	9,940	9,328	7,781		9,351	10,000
C000117696
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,681	12,068	10,394	12,767	9,152	10,192	10,199	10,028	8,635		9,599	10,000
C000018482
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,096	10,703	9,429	11,013	8,677	9,202	9,267	9,489	8,480		9,098	10,000
C000018480
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,547	18,144	16,720	17,298	12,768	14,352	13,045	12,440	11,144		10,006	10,000
C000117697
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,248	13,226	11,287	13,723	9,739	10,733	10,633	10,352	8,828		9,702	10,000
C000018481
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 13,033	11,440	10,011	11,602	9,068	9,543	9,547	9,702	8,608		9,166	10,000
C000079420
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,219	14,410	13,822	14,722	8,643	10,107	10,320	9,589	7,918		9,421	10,000
C000117701
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 19,776	18,194	16,589	17,783	13,359	14,118	12,896	11,944	10,280		10,077	10,000
C000076265
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 18,140	16,968	15,747	16,409	12,201	13,820	12,663	12,165	10,978		9,933	10,000
C000163396
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 17,456	16,746	15,634	16,149	11,982	12,758	11,738	11,788	10,669	10,000
C000018483
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,384	11,722	10,225	11,819	9,216	9,682	9,649	9,780	8,653		9,196	10,000
C000076266
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 18,597	17,359	16,066	16,704	12,389	14,003	12,794	12,257	11,038		9,959	10,000
C000117699
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,332	16,997	15,611	16,868	12,761	13,592	12,510	11,665	10,117		9,988	10,000
C000076268
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 12,844	11,249	9,862	11,447	8,964	9,460	9,478	9,652	8,578		9,147	10,000
C000163394
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 16,374	15,844	14,892	15,494	11,592	12,438	11,521	11,658	10,631	10,000
C000117700
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,252	18,583	16,899	18,076	13,548	14,279	13,012	12,021	10,315		10,088	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171		10,742	10,000
MSCI Emerging Markets Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,170	11,701	11,500	15,392	10,924	11,307	11,172	10,325	8,344		9,487	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,192	25,043	20,940	23,427	16,639	15,477	14,017	12,255	10,395	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 27,176	22,263	18,966	22,119	15,691	14,882	13,795	12,274	10,612		10,530	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171		10,742	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 27,176	22,263	18,966	22,119	15,691	14,882	13,795	12,274	10,612		10,530	10,000
MSCI Emerging Markets Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,170	11,701	11,500	15,392	10,924	11,307	11,172	10,325	8,344		9,487	10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,039	14,309	11,983	14,496	10,905	11,446	11,266	10,492	8,683		9,618	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171		10,742	10,000
MSCI Emerging Markets Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,170	11,701	11,500	15,392	10,924	11,307	11,172	10,325	8,344		9,487	10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,039	14,309	11,983	14,496	10,905	11,446	11,266	10,492	8,683		9,618	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 27,176	22,263	18,966	22,119	15,691	14,882	13,795	12,274	10,612		10,530	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171		10,742	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171		10,742	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,192	25,043	20,940	23,427	16,639	15,477	14,017	12,255	10,395	10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,039	14,309	11,983	14,496	10,905	11,446	11,266	10,492	8,683		9,618	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171		10,742	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171		10,742	10,000
MSCI EAFE Gross Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,039	14,309	11,983	14,496	10,905	11,446	11,266	10,492	8,683		9,618	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,192	25,043	20,940	23,427	16,639	15,477	14,017	12,255	10,395	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171		$ 10,742	$ 10,000